General	12 Months Ended
Dec. 31, 2022
Disclosure Of General Information [Abstract]
General
Note 1 – General

A.	Reporting entity

Steakholder Foods Ltd. (formerly Ophectra Real Estate and Investments Ltd., Meat-Tech 3D Ltd. and MeaTech 3D Ltd.) (the “Company”) was incorporated in Israel on July 22, 1992 as a private company limited by shares in accordance with the Companies Ordinance, 1983, and later a publicly-traded company whose ordinary shares were listed for trade on the Tel Aviv Stock Exchange (TASE). In March 2021, the Company completed an initial public offering on the Nasdaq Capital Market, listing American Depositary Shares (ADSs) for trade under the ticker STKH, and later voluntarily de-listed its ordinary shares from the TASE. The Company’s official address is 5 David Fikes St., Rehovot, Israel. In August 2022, the Company changed its name from MeaTech 3D Ltd. to Steakholder Foods Ltd.

The Company’s foodtech activities were commenced in July 2019 by a company called MeaTech Ltd., which merged with the Company in January 2020 and became a fully-owned subsidiary, now called Steakholder Innovation Ltd. As the Company was the surviving entity of the merger, and continued the pre-merger business operations, utilizing the pre-merger management and employees of MeaTech Ltd., the transaction was treated as a reverse acquisition that does not constitute a business combination.

The Company is developing a suite of advanced high-throughput manufacturing technologies to produce cell-based alternative protein products for cultivated, sustainable meat production, and focused on developing premium, center-of-plate meat products, including development of high-throughput bioprinting systems.

B.	Material events in the reporting period

(1)	On July 5, 2022, the Company consummated a securities purchase agreement. For details, see Note 9A.

(2)	Change in interest curves and inflation expectations

As from 2021 inflation rates in Israel and the world have been rising – in 2021 the rate of change in the Consumer Price Index in Israel increased, an increase that continued also in 2022. Along with the worldwide rise in prices, central banks around the world decided to raise interest rates with the aim of curbing rising prices. The changes in interest rates and the rise in inflation rates had an effect on items in the financial statements as described in Note 19 on leases.

C.	Going Concern

Since inception, the Company has incurred significant losses and negative cash flows from operations and as of December 31, 2022 has an accumulated deficit of USD 67.7 million. The Company has financed its operations mainly through fundraising from various investors.

The Company’s management expects that the Company will continue to generate losses and negative cash flows from operations for the foreseeable future. On January 9, 2023, the Company consummated a securities purchase agreement with gross proceeds of approximately USD 6.5 million. Management is of the opinion that its existing cash will be sufficient to fund operations until Q3 2023. As a result, there is substantial doubt about the Company’s ability to continue as a going concern.

Management’s plans include continuing to secure sufficient financing through the sale of additional equity securities or capital inflows from strategic partnerships. Additional funds may not be available when the Company needs them on terms that are acceptable to it, or at all. If the Company is unsuccessful securing sufficient financing, it may need to cease operations.

The financial statements include no adjustments for measurement or presentation of assets and liabilities, which may be required should the Company fail to operate as a going concern.

D.	Definitions:

In these financial statements:

(1)	The Company - Steakholder Foods Ltd.

(2)
The Group – The Company and its subsidiaries, Steakholder Innovation Ltd. (formerly known as MeaTech Ltd.), Steakholder Foods Europe BV, Peace of Meat BV (hereafter “Peace Of Meat”) and Steakholder Foods USA, Inc.

(3)	Related Party - Within its meaning in IAS 24 (2009), “Related Party Disclosures”.

(4)	USD - United States Dollar

(5)	NIS – New Israeli Shekel

(6)	EUR – Euro

(7)	ADS – American Depositary Shares

(8)	GBP - British Pound Sterling

(9)	CPI – Consumer price index